Other long-term debt (Tables)	6 Months Ended
Jun. 30, 2017
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Other Long-term Debt

	December 31,	June 30,
	2016	2017
	US$	US$
	(Audited)	(Unaudited)
June 2019 Senior Secured Notes due on June 6, 2019 at 13% per annum	187,314,242	193,903,083
August 2019 Senior Secured Notes due on August 30, 2019 at 8.125% per annum	294,819,248	294,336,357
February 2021 Senior Secured Notes due on February 28, 2021 at 7.75% per annum	—	286,025,730
Corporate bonds due on December 28, 2020 at 7.5% per annum	143,484,912	147,091,896
Corporate bonds due on January 27, 2021 at 7.47% per annum	100,618,930	103,101,611
Corporate bonds due on March 14, 2021 at 7.09% per annum	71,860,897	73,632,132
Corporate bonds due on August 15, 2019 at 7.50% per annum	215,084,667	220,339,777
Corporate bonds due on April 7, 2020 at 8.20% per annum	—	165,874,391
Collateralized loan due on June 25, 2017 at 8.5% per annum(1)	43,246,360	—
Collateralized loan due on March 31, 2018 at 11% per annum	21,623,180	14,761,455
Collateralized loan due on November 6, 2018 at 8.2% per annum	23,064,725	28,046,764
Collateralized loan due on May 10, 2018 at 9.4% per annum	26,668,589	27,308,692
Collateralized loan due on May 30, 2018 at 9.0% per annum (2)	64,869,540	33,951,346
Collateralized loan due on June 19, 2018 at 9.5% per annum (1)	50,454,087	—
Collateralized loan due on July 31, 2021 at 8.0% per annum	46,129,451	47,236,656
Collateralized loan due on August 2, 2021 at 8.0% per annum	5,333,718	5,461,738
Collateralized loan due on November 23, 2024 at 6.9% per annum	43,246,360	41,701,110
Collateralized loan due on March 18, 2020 at 7.37% per annum	—	33,951,346
Non-controlling shareholder's loan due on February 28, 2018 at 10.5% per annum (1)	20,614,098	—
Non-controlling shareholder's loan due on February 28, 2018 at 8.5% Per annum (1)	103,719,187	—
Non-controlling shareholder's loan due on May 30, 2019 at 8.5% per annum (3)	—	234,190,482
Fortress Credit Co. LLC loan due on June 9, 2017 at 7.25% plus LIBOR per annum (1)	48,457,937	—
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% per annum (4)	10,000,000	10,000,000
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% per annum (4)	5,000,000	5,000,000
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% per annum (4)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% per annum (4)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 20, 2020 at 5.95% per annum (4)	5,000,000	5,000,000
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% per annum (4)	10,000,000	10,000,000
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% per annum (4)	10,000,000	10,000,000
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% per annum (4)	9,500,000	9,500,000
Kent EB-5 LLC loan due on September 12, 2021 at 5.95% per annum (4)	500,000	500,000
Ozarks loan due on July 13, 2017 at 4.50% plus 1 month LIBOR Per annum (1)	26,636,117	—
Ozarks loan due on March 24, 2020 at 4.50% plus 1 month LIBOR per annum (5)	—	21,416,962

Total principal of other long-term debt	1,597,246,245	2,032,331,528

Total	1,597,246,245	2,032,331,528
Current portion of other long-term debt	(622,454,921)	(932,768,409)

Total other long-term debt	974,791,324	1,099,563,119

(1)These loans were paid in full during first half year of 2017.

(2)Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s 100% equity interest of Changsha Wanzhuo.

(3)Pursuant to the agreements with Ping An Trust Co., Ltd., which is the non-controlling shareholder of Ruihao Rongtong, this other long-term debt is secured by the Group’s 65% equity interest in Ruihao Rongtong and the Group’s land use rights with net book value of US$85,962,895 (December 31, 2016: nil).

(4)Pursuant to the agreements with Kent EB-5 LLC, this other long-term debt amounting to US$60 million in total, is denominated in US$ with maturity dates that vary from January 23, 2020 to September 12, 2021.

(5)Pursuant to the agreements with Bank of Ozarks (“Ozarks”), Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks.